CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 828,008	$ 505,009	$ 638,831
COST OF REVENUES	764,220	476,900	560,046
GROSS PROFIT	63,788	28,109	78,785
OPERATING COSTS AND EXPENSES
Research and development	51,841	33,064	31,093
Marketing, general and administrative	58,783	42,916	44,413
Nishiwaki Fab impairment	47,472
Nishiwaki Fab restructuring costs	8,028
Amortization related to a lease agreement early termination		7,464	5,789
Acquisitions related and reorganization costs	1,229
TOTAL OPERATING COSTS AND EXPENSES	167,353	83,444	81,295
OPERATING LOSS	(103,565)	(55,335)	(2,510)
INTEREST EXPENSES, NET	(33,409)	(32,971)	(31,808)
OTHER FINANCING EXPENSE, NET	(55,404)	(27,838)	(27,583)
GAIN FROM ACQUISITION	166,404
OTHER EXPENSE, NET	(140)	(904)	(1,042)
LOSS BEFORE INCOME TAX	(26,114)	(117,048)	(62,943)
INCOME TAX BENEFIT (EXPENSE)	24,742	9,388	(7,326)
PROFIT (LOSS)	(1,372)	(107,660)	(70,269)
Net loss attributable to non controlling interest	(5,635)
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 4,263	$ (107,660)	$ (70,269)
BASIC EARNING (LOSS) PER ORDINARY SHARE
Earnings (loss) per share	$ 0.08	$ (2.72)	$ (3.17)
Weighted average number of ordinary shares outstanding - in thousands	51,798	39,633	22,173
DILUTED EARNING PER ORDINARY SHARE
Earnings per share	$ 0.07
Weighted average number of ordinary shares outstanding - in thousands	63,182